Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other current assets
	December 31,
	2020	2019

Receivable for Convertible loan*	$—	$150,000
Government authorities	54,977	20,894
Other	35,132	23,279

	$90,109	$194,173

*	Such amount was collected in January 2020, see Note 8.c. for additional information.